Prepayments and other assets - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands				12 Months Ended		24 Months Ended
		Dec. 25, 2018	Dec. 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Loans receivable, net
Loans receivable, gross				¥ 74,786	¥ 75,181	¥ 74,786
Less: allowance for doubtful loans				(4,255)	(1,113)	(4,255)	¥ (1,411)	¥ (1,324)
Loans receivables, net	[1]			70,531	74,068	70,531
Current Portion				66,431	70,399	66,431
Non-Current Portion				4,100	3,669	4,100
Secured personal loans
Loans receivable, net
Loans receivable, gross				16,741	31,467	16,741
Secured personal loans | Independent Third Party Trust
Loans receivable, net
Term of arrangement			1 year
Secured receivables acquired from trust
Loans receivable, net
Consideration for loans purchased		¥ 21,424
Secured receivables acquired from trust | Independent Third Party Trust
Loans receivable, net
Loans receivable, gross				14,760	21,424	14,760
Less: allowance for doubtful loans				(3,100)		(3,100)
Unsecured personal loans
Loans receivable, net
Loans receivable, gross				¥ 58,045	¥ 43,714	¥ 58,045
Minimum
Loans receivable, net
Loan original term				30 days	30 days
Interest rate on loan						3.60%
Minimum | Secured personal loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			0.80%
Maximum
Loans receivable, net
Loan original term						5 years
Interest rate on loan						24.00%
Maximum | Secured personal loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			4.00%

[1]	Loans receivable, net